Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Current assets:
Cash	$ 124,075	$ 745,446
Accounts receivable, net	6,945		[1]
Inventory	522,132
Prepaid expenses and other current assets	98,979	$ 293,809	[1]
Total current assets	752,131	1,039,255	[1]
Property and equipment, net	243,839	103,643	[1]
Other assets	54,554	6,430	[1]
Total assets	1,050,524	1,149,328	[1]
Current liabilities:
Accounts payable	538,810	526,968	[1]
Customer deposits	13,045	129,871	[1]
Accrued liabilities	527,272	$ 462,202	[1]
Loan payable to officer	$ 25,000		[1]
Convertible notes payable		$ 1,974,058	[1]
Total current liabilities	$ 1,104,127	3,093,099	[1]
Warrant liability		$ 266,524	[1]
Other long-term obligations	$ 3,858		[1]
Total liabilities	$ 1,107,985	$ 3,359,623	[1]
Commitments and contingencies (Note 9)			[1]
Stockholders' equity (deficit):
Common stock, $0.001 par value, 375,000,000 shares authorized; 21,845,932 and 10,059,000 shares issued and outstanding as of September 30, 2015 and December 31, 2014, respectively	$ 21,846	$ 50,295	[1]
Additional paid-in capital	9,179,823	1,267,459	[1]
Accumulated deficit	(9,259,130)	(3,530,267)	[1]
Total stockholders' deficit	(57,461)	(2,210,295)	[1]
Total liabilities and stockholders' equity	$ 1,050,524	1,149,328	[1]
Series A convertible preferred stock
Stockholders' equity (deficit):
Convertible preferred stock par value		1,620	[1]
Series B convertible preferred stock
Stockholders' equity (deficit):
Convertible preferred stock par value		$ 598	[1]

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited financial statements as of that date.